UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________________________________

FORM N-Q
________________________________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04982

Heartland Group, Inc.
(Exact name of registrant as specified in charter)
________________________________

789 N. Water Street, Suite 500, Milwaukee, WI (Address of principal executive offices)	53202 (Zip code)

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI  53202
(Name and address of agent for service)

Fredrick G. Lautz; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI  53202
(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end:  December 31, 2010

Date of reporting period:  September 30, 2010

________________________________

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12—12-14 of Regulation S-X [17 CFR 210.12-12—12-14]. The schedules need not be audited.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS (96.0%)	SHARES	VALUE
Aerospace & Defense (1.5%)
General Dynamics Corp.	140,000	$8,793,400

Auto Components (2.4%)
Johnson Controls, Inc.	455,500	13,892,750

Capital Markets (5.8%)
Raymond James Financial, Inc.	487,000	12,335,710
The Bank of New York Mellon Corp.	458,200	11,972,766
Morgan Stanley	395,000	9,748,600
		34,057,076
Commercial Banks (4.8%)
BB&T Corp.	487,600	11,741,408
PNC Financial Services Group, Inc.	205,000	10,641,550
Canadian Western Bank (CAD)(a)	248,000	5,987,287
		28,370,245
Communications Equipment (2.0%)
Tellabs, Inc.	1,580,000	11,771,000

Construction & Engineering (3.9%)
EMCOR Group, Inc.(b)	489,800	12,044,182
MasTec, Inc.(b)	1,091,100	11,260,152
		23,304,334
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	382,900	10,950,940

Electric Utilities (3.9%)
Hawaiian Electric Industries, Inc.	528,000	11,901,120
PNM Resources, Inc.	989,200	11,266,988
		23,168,108
Electrical Equipment (1.9%)
ABB, Ltd. (ADR)(b)	535,000	11,299,200

Electronic Equipment & Instruments (6.1%)
Avnet, Inc.(b)	450,000	12,154,500
Tyco Electronics, Ltd.	410,000	11,980,200
Benchmark Electronics, Inc.(b)	727,100	11,924,440
		36,059,140
Energy Equipment & Services (6.4%)
Patterson UTI Energy, Inc.	785,100	13,409,508
Ensco PLC (ADR)	283,000	12,658,590
Tidewater, Inc.	263,400	11,802,954
		37,871,052
Food & Staples Retailing (3.9%)
CVS Caremark Corp.	406,500	12,792,555
Safeway, Inc.	490,000	10,368,400
		23,160,955
Food Products (2.1%)
Bunge, Ltd.	207,900	12,299,364

Health Care Equipment & Supplies (4.1%)
Baxter International, Inc.	270,000	12,881,700
Covidien, Ltd.	280,000	11,253,200
		24,134,900
Health Care Providers & Services (1.1%)
Universal American Corp.	435,000	6,416,250

Household Durables (1.7%)
Mohawk Industries, Inc.(b)	189,200	10,084,360

Insurance (8.0%)
Torchmark Corp.	235,000	12,487,900
Unum Group	526,500	11,661,975
The Allstate Corp.	369,000	11,641,950
Selective Insurance Group, Inc.	710,000	11,565,900
		47,357,725
Machinery (2.0%)
Timken Co.	304,100	11,665,276

Marine (1.7%)
Kirby Corp.(b)	257,000	10,295,420

Metals & Mining (2.4%)
Gammon Gold, Inc. (CAD)(a) (b)	2,012,000	14,020,837

Multi-Utilities (2.1%)
MDU Resources Group, Inc.	606,700	12,103,665

Oil, Gas & Consumable Fuels (7.7%)
Marathon Oil Corp.	361,100	11,952,410
Overseas Shipholding Group, Inc.	346,300	11,885,016
Southern Union Co.	486,700	11,710,002
Cimarex Energy Co.	147,000	9,728,460
		45,275,888
Pharmaceuticals (8.9%)
Forest Laboratories, Inc.(b)	517,700	16,012,461
Endo Pharmaceuticals Holdings, Inc.(b)	382,500	12,714,300
Pfizer, Inc.	733,000	12,585,610
Johnson & Johnson	183,000	11,338,680
		52,651,051
Road & Rail (2.0%)
Werner Enterprises, Inc.	345,000	7,069,050
Kansas City Southern(b)	129,000	4,825,890
		11,894,940
Semiconductors (6.7%)
ATMI, Inc.(b)	964,200	14,328,012
MEMC Electronic Materials, Inc.(b)	1,167,300	13,914,216
Micrel, Inc.	1,160,000	11,437,600
		39,679,828
Software (1.0%)
Microsoft Corp.	231,200	5,662,088

TOTAL COMMON STOCKS
(Cost $536,762,292)		$566,239,792

	INTEREST	PAR
SHORT-TERM INVESTMENTS (4.1%)	RATE	AMOUNT	VALUE

Time Deposits (4.1%)
Wells Fargo (Grand Cayman)(c)	0.03%	$23,830,322	$23,830,322

TOTAL SHORT-TERM INVESTMENTS
(Cost $23,830,322)			$23,830,322

TOTAL INVESTMENTS - (100.1%)
(Cost $560,592,614)			$590,070,114
OTHER ASSETS AND LIABILITIES, NET - (-0.1%)			(360,772)
TOTAL NET ASSETS - (100.0%)			$589,709,342

(a) Foreign-denominated security.
(b) Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(c) Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2010.

Common Abbreviations:
(ADR) American Depositary Receipt.
(CAD) Canadian issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International.

See Notes to Quarterly Schedule of Investments.

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS (99.4%)	SHARES	VALUE
Auto Components (1.7%)
Superior Industries International, Inc.	1,100,000	$19,008,000

Capital Markets (1.3%)
BGC Partners, Inc., (Class A)	2,500,000	14,925,000

Chemicals (3.6%)
Sensient Technologies Corp.	975,000	29,727,750
American Vanguard Corp. (a)	1,950,000	12,051,000
		41,778,750
Commercial Banks (12.2%)
Simmons First National Corp., (Class A)	725,000	20,495,750
Old National Bancorp	1,900,000	19,950,000
Umpqua Holdings Corp.	1,625,000	18,427,500
Sterling Bancshares, Inc.	3,250,000	17,452,500
StellarOne Corp.	1,100,000	13,992,000
Centerstate Banks, Inc. (a)	1,525,000	13,084,500
Renasant Corp.	850,000	12,928,500
Glacier Bancorp, Inc.	875,000	12,775,000
TriCo Bancshares	750,000	11,527,500
		140,633,250
Communications Equipment (1.7%)
Black Box Corp.	625,000	20,037,500

Construction Materials (1.1%)
Texas Industries, Inc.	400,000	12,608,000

Diversified Financial Services (1.0%)
Asset Acceptance Capital Corp. (a)(b)	2,200,000	11,814,000

Electrical Equipment (1.4%)
Encore Wire Corp.	775,000	15,895,250

Electronic Equipment & Instruments (5.9%)
Park Electrochemical Corp. (a)	1,125,000	29,632,500
AVX Corp.	1,095,800	15,143,956
CTS Corp.	1,325,000	12,746,500
Electro Rent Corp.	803,092	10,665,062
		68,188,018
Energy Equipment & Services (6.6%)
Patterson-UTI Energy, Inc.	2,300,000	39,284,000
Unit Corp.(b)	975,000	36,357,750
		75,641,750
Food & Staples Retailing (2.2%)
Weis Markets, Inc.	650,000	25,434,500

Health Care Equipment & Supplies (14.9%)
Invacare Corp.	1,325,000	35,125,750
Teleflex, Inc.	575,000	32,648,500
CONMED Corp.(b)	1,375,000	30,813,750
STERIS Corp.	750,000	24,915,000
Analogic Corp.	550,000	24,684,000
Hill-Rom Holdings, Inc.	650,000	23,328,500
		171,515,500
Health Care Providers & Services (6.5%)
Omnicare, Inc.	1,650,000	39,402,000
Chemed Corp.	625,000	35,606,250
		75,008,250
Insurance (7.4%)
Horace Mann Educators Corp.	1,100,000	19,558,000
State Auto Financial Corp.	950,000	14,449,500
HCC Insurance Holdings, Inc.	550,000	14,349,500
Arthur J. Gallagher & Co.	500,000	13,185,000
Brown & Brown, Inc.	600,000	12,114,000
The Hanover Insurance Group, Inc.	250,000	11,750,000
		85,406,000
Machinery (6.0%)
Robbins & Myers, Inc.	1,450,000	38,831,000
FreightCar America, Inc. (a)	772,000	18,991,200
Federal Signal Corp.	2,000,000	10,780,000
		68,602,200
Media (1.7%)
Meredith Corp.	575,000	19,153,250

Metals & Mining (4.2%)
Kaiser Aluminum Corp.	650,000	27,813,500
Brush Engineered Materials, Inc.(b)	725,000	20,619,000
		48,432,500
Multiline Retail (1.5%)
Fred's, Inc., (Class A)	1,425,000	16,815,000

Oil, Gas & Consumable Fuels (5.5%)
SM Energy Company	675,000	25,285,500
Overseas Shipholding Group, Inc.	725,000	24,882,000
Frontier Oil Corp.	1,000,000	13,400,000
		63,567,500
Professional Services (3.5%)
Navigant Consulting, Inc.(b)	2,000,000	23,260,000
CDI Corp. (a)	1,275,000	16,473,000
		39,733,000
Semiconductors (3.1%)
Micrel, Inc.	2,300,000	22,678,000
Actel Corp.(b)	850,000	13,557,500
		36,235,500
Specialty Retail (0.6%)
The Finish Line, Inc., (Class A)	500,000	6,955,000

Thrifts & Mortgage Finance (4.0%)
Berkshire Hills Bancorp, Inc. (a)	900,000	17,064,000
Provident Financial Services, Inc.	1,200,000	14,832,000
First Niagara Financial Group, Inc.	1,200,000	13,980,000
		45,876,000
Trading Companies & Distributors (1.8%)
GATX Corp.	700,000	20,524,000

TOTAL COMMON STOCKS
(Cost $1,108,863,851)		$1,143,787,718

	INTEREST	PAR
SHORT-TERM INVESTMENTS (0.5%)	RATE	AMOUNT	VALUE

Time Deposits (0.5%)
Wells Fargo (Grand Cayman)(c)	0.03%	$6,498,213	$6,498,213

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,498,213)			$6,498,213

TOTAL INVESTMENTS - (99.9%)
(Cost $1,115,362,064)			$1,150,285,931
OTHER ASSETS AND LIABILITIES, NET - (0.1%)			816,716
TOTAL NET ASSETS - (100.0%)			$1,151,102,647

(a) Affiliated company. See Note 5 in Notes to Quarterly Schedule of Investments.
(b) Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(c) Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2010.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International.

See Notes to Quarterly Schedule of Investments.

VALUE FUND - SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS (97.3%)	SHARES	VALUE
Aerospace & Defense (1.7%)
Spirit Aerosystems Holdings, Inc., (Class A)(a)(h)	700,000	$13,951,000
Herley Industries, Inc.(a)	332,719	5,489,864
		19,440,864
Airlines (0.6%)
JetBlue Airways Corp.(a)	1,100,000	7,359,000

Auto Components (0.4%)
Tongxin International, Ltd.(a)(b)	1,000,000	4,410,000

Building Products (0.2%)
Maezawa Kasei Industries Co., Ltd. (JPY)(c)	200,000	1,969,334

Capital Markets (1.5%)
FirstCity Financial Corp.(a)(b)(d)	785,000	6,350,650
BGC Partners, Inc. (Class A)	750,000	4,477,500
SWS Group, Inc.	500,000	3,585,000
Investment Technology Group, Inc.(a)	250,000	3,555,000
		17,968,150
Chemicals (0.8%)
American Vanguard Corp.	1,050,000	6,489,000
Hanfeng Evergreen, Inc. (CAD)(a)(c)	400,000	2,449,218
		8,938,218
Commercial Banks (0.8%)
North Valley Bancorp(a)(b)(d)	3,166,666	5,123,666
Hawthorn Bancshares, Inc.(b)(d)	227,100	2,288,032
Pacific Continental Corp.	250,000	2,262,500
		9,674,198
Commercial Services & Supplies (2.1%)
Intersections, Inc.(b)	1,500,000	13,950,000
Perma-Fix Environmental Services, Inc.(a)(b)	4,000,000	6,680,000
TRC Cos., Inc.(a)(b)(d)	1,743,700	4,428,998
		25,058,998
Communications Equipment (8.3%)
InterDigital, Inc.(a)	1,750,000	51,817,500
Westell Technologies, Inc., (Class A)(a)(b)	4,800,000	11,040,000
Extreme Networks, Inc.(a)	3,500,000	10,885,000
EMS Technologies, Inc.(a)	400,000	7,452,000
Cogo Group, Inc.(a)	1,000,000	6,180,000
PC-Tel, Inc.(a)	670,000	4,113,800
Lantronix, Inc.(a)(b)(d)	977,557	3,245,489
Hemisphere GPS, Inc. (CAD)(a)(c)	2,000,000	1,496,744
Tellabs, Inc.	200,000	1,490,000
		97,720,533
Computers & Peripherals (0.1%)
Concurrent Computer Corp.(a)	250,000	1,660,000

Construction & Engineering (0.8%)
Northwest Pipe Co.(a)(b)	500,000	8,750,000

Diversified Financial Services (2.4%)
Encore Capital Group, Inc.(a)(b)	1,000,000	18,020,000
Asset Acceptance Capital Corp.(a)	1,250,000	6,712,500
Collection House, Ltd. (AUD)(c)(d)	4,620,000	3,572,361
		28,304,861
Electric Utilities (0.4%)
PNM Resources, Inc.	400,000	4,556,000

Electrical Equipment (1.0%)
FuelCell Energy, Inc.(a)	3,694,000	4,543,620
Magnetek, Inc.(a)(b)	3,000,000	3,960,000
Jinpan International, Ltd.	200,000	2,016,000
Orion Energy Systems, Inc.(a)	500,000	1,585,000
		12,104,620
Electronic Equipment & Instruments (1.5%)
Richardson Electronics, Ltd.(b)	911,231	9,567,925
MOCON, Inc.	250,000	3,130,000
RCG Holdings, Ltd. (GBP)(a)(c)	5,000,000	2,788,338
Wireless Ronin Technologies, Inc.(a)(b)	1,321,000	1,585,200
		17,071,463
Energy Equipment & Services (3.1%)
Unit Corp.(a)	700,000	26,103,000
China Natural Gas, Inc.(a)	1,030,800	6,102,336
Basic Energy Services, Inc.(a)	500,000	4,260,000
		36,465,336
Food Products (3.3%)
Zhongpin, Inc.(a)	750,000	12,217,500
Inventure Foods, Inc.(a)(b)(d)	1,900,622	7,165,345
Riken Vitamin Co., Ltd. (JPY)(c)(d)	198,900	5,885,038
Agria Corp. (ADR)(a)(b)	4,000,000	5,720,000
Hanover Foods Corp., (Class A)(d)	49,250	4,876,243
Seneca Foods Corp., (Class A)(a)	100,000	2,619,000
Emerald Dairy, Inc.(a)	400,000	416,000
		38,899,126
Health Care Equipment & Supplies (12.8%)
Analogic Corp.(b)(h)	950,000	42,636,000
Accuray, Inc.(a)(b)	4,100,000	25,502,000
STERIS Corp.	550,000	18,271,000
STAAR Surgical Co.(a)(b)	2,886,523	15,616,089
CONMED Corp.(a)	500,000	11,205,000
Trinity Biotech PLC (ADR)(a)(b)	1,400,000	8,862,000
Invacare Corp.	300,000	7,953,000
Nissui Pharmaceutical Co., Ltd. (JPY)(c)(d)	938,000	7,775,467
Fukuda Denshi Co., Ltd. (JPY)(c)(d)	300,000	7,471,251
Digirad Corp.(a)(b)	1,800,000	3,690,000
Synovis Life Technologies, Inc.(a)	100,000	1,495,000
		150,476,807
Health Care Providers & Services (8.2%)
Omnicare, Inc.	900,000	21,492,000
The Ensign Group, Inc.	750,000	13,462,500
Chemed Corp.	200,000	11,394,000
America Service Group, Inc.(b)	700,000	10,416,000
BioScrip, Inc.(a)(b)	2,000,000	10,320,000
PDI, Inc.(a)(b)	1,096,323	9,581,863
Animal Health International, Inc.(a)(b)(d)	2,300,000	6,325,000
LHC Group, Inc.(a)	200,000	4,638,000
Hooper Holmes, Inc.(a)(b)(d)	6,500,000	4,550,000
SRI/Surgical Express, Inc.(a)(b)(d)	560,000	1,624,000
Addus HomeCare Corp.(a)	400,000	1,596,000
American Dental Partners, Inc.(a)	100,000	1,206,000
		96,605,363
Hotels, Restaurants & Leisure (0.5%)
Denny's Corp.(a)	2,000,000	6,220,000

Household Durables (0.2%)
Kid Brands, Inc.(a)	300,000	2,580,000

Household Products (0.4%)
Oil-Dri Corp. of America(b)	237,290	5,104,108

Insurance (1.1%)
Presidential Life Corp.	615,877	6,035,594
State Auto Financial Corp.	300,000	4,563,000
Meadowbrook Insurance Group, Inc.	250,000	2,242,500
		12,841,094
IT Services (3.2%)
Computer Task Group, Inc.(a)(b)	1,500,000	11,460,000
Dynamics Research Corp.(a)(b)	800,000	8,224,000
TechTeam Global, Inc.(a)(b)(d)	1,042,600	7,287,774
Tier Technologies, Inc., (Class B)(a)(b)	950,000	5,263,000
StarTek, Inc.(a)(b)	900,000	3,762,000
Analysts International Corp.(a)(b)(d)	473,000	1,087,900
		37,084,674
Life Sciences Tools & Services (1.3%)
Cambrex Corp.(a)(b)	2,000,000	8,500,000
MEDTOX Scientific, Inc.(a)	358,659	4,171,204
BioClinica, Inc.(a)	300,000	1,068,000
CNS Response, Inc.(a)(d)	1,800,000	900,000
		14,639,204
Machinery (5.3%)
Force Protection, Inc.(a)(b)	5,000,000	25,200,000
Federal Signal Corp.(b)	3,299,652	17,785,124
Flanders Corp.(a)(b)(d)	2,481,663	7,569,072
MFRI, Inc.(a)(b)	576,000	3,934,080
Met-Pro Corp.	366,781	3,700,821
Supreme Industries, Inc., (Class A)(a)(b)(d)	1,150,000	2,564,500
Lydall, Inc.(a)	200,000	1,472,000
		62,225,597
Marine (0.5%)
TBS International PLC, (Class A)(a)(b)	1,000,000	5,550,000

Media (0.9%)
Horipro, Inc. (JPY)(c)(d)	601,900	4,693,782
SearchMedia Holdings, Ltd.(a)(b)	1,600,000	4,160,000
Saga Communications, Inc., (Class A)(a)	110,000	2,233,000
		11,086,782
Metals & Mining (7.2%)
Gammon Gold, Inc. (CAD)(a)(c)	6,000,000	41,811,643
First Majestic Silver Corp. (CAD)(a)(c)	1,750,000	12,007,969
Golden Star Resources, Ltd.(a)	1,693,500	8,365,890
U.S. Silver Corp. (CAD)(a)(c)	20,940,000	7,530,178
Nautilus Minerals, Inc. (CAD)(a)(c)	3,400,000	6,642,045
Energold Drilling Corp. (CAD)(a)(c)	1,000,000	3,051,803
Crocodile Gold Corp. (CAD)(a)(c)	2,500,000	2,599,864
PolyMet Mining Corp. (CAD)(a)(c)	1,178,400	2,393,679
		84,403,071
Multiline Retail (1.4%)
Fred's, Inc. (Class A)	1,000,000	11,800,000
Duckwall-ALCO Stores, Inc.(a)(b)(d)	380,400	4,968,024
		16,768,024
Oil, Gas & Consumable Fuels (8.6%)
Sherritt International Corp. (CAD)(c)	3,000,000	23,355,039
Swift Energy Co.(a)	750,000	21,060,000
Forest Oil Corp.(a)(h)	650,000	19,305,000
Bill Barrett Corp.(a)	400,000	14,400,000
Clayton Williams Energy, Inc.(a)	250,000	12,647,500
China Integrated Energy, Inc.(a)	750,000	5,025,000
Approach Resources, Inc.(a)	400,000	4,472,000
Scorpio Tankers, Inc.(a)	100,000	1,129,000
		101,393,539
Pharmaceuticals (4.2%)
Endo Pharmaceuticals Holdings, Inc.(a)	400,000	13,296,000
Questcor Pharmaceuticals, Inc.(a)(h)	1,000,000	9,920,000
Fuji Pharmaceutical Co., Ltd. (JPY)(c)	455,300	8,720,948
Cangene Corp. (CAD)(a)(c)(d)	2,000,000	7,211,585
Caraco Pharmaceutical Laboratories, Ltd.(a)	1,100,000	5,918,000
ASKA Pharmaceutical Co., Ltd. (JPY)(c)	500,000	3,366,076
China Pharma Holdings, Inc.(a)	511,000	1,303,050
		49,735,659
Professional Services (2.7%)
Navigant Consulting, Inc.(a)	1,000,000	11,630,000
Hudson Highland Group, Inc.(a)(b)	1,800,000	6,192,000
Barrett Business Services, Inc.	400,000	6,076,000
RCM Technologies, Inc.(a)(b)	1,000,000	5,040,000
LECG Corp.(a)(b)	2,582,514	2,840,765
		31,778,765
Real Estate (0.7%)
Camargo Correa Desenvolvimento Imobiliario SA (BRL)(c)	2,000,000	7,565,012

Road & Rail (0.9%)
Marten Transport, Ltd.	300,000	6,954,000
Saia, Inc.(a)	250,000	3,732,500
		10,686,500
Semiconductors (2.1%)
Micrel, Inc.	1,250,000	12,325,000
Actel Corp.(a)	600,000	9,570,000
Kopin Corp.(a)	700,000	2,485,000
		24,380,000
Software (0.9%)
ePlus, Inc.(a)	400,000	8,580,000
CDC Software Corp. (ADR)(a)(b)	401,000	2,426,050
		11,006,050
Specialty Retail (1.2%)
Brown Shoe Co., Inc.	696,618	7,990,208
Shoe Carnival, Inc.(a)	300,000	6,066,000
		14,056,208
Textiles, Apparel & Luxury Goods (0.8%)
Lakeland Industries, Inc.(a)(b)(d)	516,500	4,725,975
Hampshire Group, Ltd.(a)(b)(d)	600,000	2,310,000
LaCrosse Footwear, Inc.	148,550	2,051,476
		9,087,451
Thrifts & Mortgage Finance (0.5%)
HF Financial Corp.(b)(d)	350,000	3,675,000
B of I Holding, Inc.(a)	200,000	2,374,000
		6,049,000
Water Utilities (2.7%)
Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	700,000	31,857,000

TOTAL COMMON STOCKS
(Cost $1,095,509,905)		$1,143,530,609

WARRANTS (0.0%)(e)
Food Products (0.0%)(e)
S&W Seed Co.	70,000	25,200
S&W Seed Co.	70,000	24,570
Life Sciences Tools & Services (0.0%)
CNS Response, Inc.(f)	540,000	–
Metals & Mining (0.0%)
Polymet Mining Corp. - A Warrants (CAD)(c)(f)	500,000	–
Polymet Mining Corp. - B Warrants (CAD)(c)(f)	500,000	–

TOTAL WARRANTS
(Cost $0)		$49,770

RIGHTS (0.0%)(e)
Chemicals (0.0%)(e)
Chemtura Corp. (f)	212,517	–

TOTAL RIGHTS
(Cost $0)		–

	INTEREST	PAR
SHORT-TERM INVESTMENTS (2.6%)	RATE	AMOUNT	VALUE

Time Deposits (2.6%)
Wells Fargo (Grand Cayman)(g)	0.03%	$30,973,114	$30,973,114

TOTAL SHORT-TERM INVESTMENTS
(Cost $30,973,114)			$30,973,114

TOTAL INVESTMENTS - (99.9%)
(Cost $1,126,483,019)			$1,174,553,493
OTHER ASSETS AND LIABILITIES, NET - (0.1%)			993,667
TOTAL NET ASSETS - (100.0%)			$1,175,547,160

(a) Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b) Affiliated company. See Note 5 in Notes to Schedule of Investments.
(c) Foreign-denominated security.
(d) Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Schedule of Investments.
(e) Less than 0.05% of total net assets.
(f)  Valued at fair value using methods determined by the Board of Directors. See Note 2 in Notes to Schedule of Investments.
(g)  Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2010.
(h)  Security, or portion of security, is being held as collateral for written options.

Common Abbreviations:
(AUD) Australian issuer.
(GBP) Bermuda issuer.
(BRL) Brazil issuer.
(CAD) Canadian issuer.
(JPY) Japanese issuer.
(ADR) American Depositary Receipt.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS
September 30, 2010 (Unaudited)

(1) Organization

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (collectively, the “Funds”; 100,000,000, 100,000,000, and 150,000,000 shares authorized respectively), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. The Institutional Class commenced operations on May 1, 2008.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with their vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)           Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)
Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange or using methods determined by the Board of Directors. Debt securities are stated at fair value as furnished by an independent pricing service based upon modeling techniques utilizing information concerning market transactions and dealer quotations for similar securities or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments. At September 30, 2010, four securities, representing less than 0.01% of the Value Fund’s net assets were valued at their fair value using methods determined by the Board of Directors.

(b)
The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is recorded.

(c)
For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method.

(d)
Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. There were no open futures positions at September 30, 2010.

(e)
The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may use options to hedge against anticipated declines in the market value of portfolio securities, increases in the market value of securities it intends to purchase and protect against exposure to interest rate changes. Each Fund may also use options to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believed to be possible through direct investment. The use of options for hedging purposes involves certain risks and may result in a loss if changes in the value of the option move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

The Funds may write covered call/put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Value Fund had the following transactions in written covered call options during the period ended September 30, 2010:

	Number of Contracts	Premiums
Balance as of December 31, 2009	27,000	$1,172,539
Options Written	177,146	$7,528,586
Options Expired	(152,358)	$(6,640,309)
Options Closed	(11,000)	$(564,991)
Options Exercised	(17,288)	$(712,884)
Balance as of September 30, 2010	23,500	782,941

	Number of Contracts	Value
Analogic Corp.	(3,000)	$(420,000)
Forest Oil Corp.	(3,500)	$(105,000)
Questcor Pharmaceuticals, Inc.	(10,000)	$(250,000)
Spirit AeroSystems Holdings, Inc.	(7,000)	$(140,000)
	(23,500)	(915,000)

(g)	At September 30, 2010, 10.01% of the Value Fund’s net assets were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(h)
A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. The Funds did not hold restricted securities at September 30, 2010.

(i)
The Statement of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments.  Actual results could differ from those estimates.

(3)           In September 2006, the Financial Accounting Standards Board (“FASB”) issued “Fair Value Measurements and Disclosures” (“Fair Value Statement” or “ASC 820.10.5,” formerly “FAS 157”) effective for fiscal years beginning after November 15, 2007. The Fair Value Statement defines fair value, establishes a framework for measuring fair value in GAAP. The Fund adopted the Fair Value Statement as of the beginning of its fiscal year on January 1, 2008. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.

•
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.). Includes short term investments in time deposits, treasury bills and warrants held by the Funds.

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2010:

	LEVEL 1 Quoted Prices		LEVEL 2 Other Significant Observable Inputs		LEVEL 3** Significant Unobservable Inputs		TOTAL
Fund Name***	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Select Value Fund
Common Stocks	$566,239,792	$—	$—	$—	$—	$—	$566,239,792	$—
Short-Term Investments	—	—	23,830,322	—	—	—	23,830,322	—
Value Plus Fund
Common Stocks	1,143,787,718	—	—	—	—	—	1,143,787,718	—
Short-Term Investments	—	—	6,498,213	—	—	—	6,498,213	—
Value Fund
Common Stocks	1,143,530,609	—	—	—	—	—	1,143,530,609	—
Warrants	49,770	—	—	—	—	—	49,770	—
Short-Term Investments	—	—	30,973,114	—	—	—	30,973,114	—
Options Written	—	(915,000)	—	—	—	—	—	(915,000)

*
Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls, covered puts and futures, which are valued at the unrealized appreciation/(depreciation).

**
For the nine months ended September 30, 2010, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

***	For detailed industry descriptions, see the accompanying Schedule of Investments.

New Accounting Pronouncement - In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Fund’s financial statement disclosures. The implementation of the ASC did not have a material effect on the Company’s financial disclosures contained in this Report.

(4)   Investment Transactions and Income Tax Basis Information

During the nine-month period ended September 30, 2010, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, the sales of long-term U.S. Government securities were $4,461,274 in the Value Fund.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$300,442,380	$175,173,848
Value Plus Fund	526,245,537	272,381,775
Value Fund	236,767,961	282,671,461

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED DEPRECIATION ON INVESTMENTS
Select Value Fund	$560,592,614	$59,664,499	$(30,186,999)	$29,477,500
Value Plus Fund	1,117,732,506	125,579,295	(93,025,870)	32,553,425
Value Fund	1,127,225,238	267,478,858	(220,150,603)	47,328,255

(5)   Transactions with Affiliates

The following investments are in companies deemed “affiliated” (as defined in Section (2)(a)(3) of the Investment Company Act of 1940) with the Value and Value Plus Funds; that is, the Funds held 5% or more of the companies’ outstanding voting securities at anytime during the nine-month period ended September 30, 2010:

Heartland Value Fund
For the Nine Months Ended September 30, 2010 (Unaudited)
SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2010	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2010	DIVIDENDS	REALIZED GAINS (LOSSES)
Accuray, Inc.	4,000,000	100,000	-	4,100,000	$-	$-
Agria Corp. (ADR)	4,000,000	180,630	180,630	4,000,000	-	(1,541,137)
America Service Group, Inc.	700,000	-	-	700,000	126,000	-
Analogic Corp	950,000	-	-	950,000	190,000	-
Analysts International Corp. (a)	2,365,000	-	1,892,000	473,000	-	-
Animal Health International, Inc.	2,300,000	-	-	2,300,000	-	-
BioScrip, Inc.	3,500,000	500,000	2,000,000	2,000,000	-	7,114,063
C&D Technologies, Inc.	2,000,000	-	2,000,000	-	-	(5,554,039)
Cambrex Corp.	1,250,000	750,000	-	2,000,000	-	-
CDC Software Corp. (ADR)	401,000	-	-	401,000	-	-
Computer Task Group, Inc.	1,500,000	-	-	1,500,000	-	-
Digirad Corp.	1,800,000	-	-	1,800,000	-	-
Duckwall-ALCO Stores, Inc.	380,400	-	-	380,400	-	-
Dynamics Research Corp.	791,047	8,953	-	800,000	-	-
EF Johnson Technologies, Inc.	2,500,000	-	2,500,000	-	-	(3,131,053)
Encore Capital Group, Inc.	1,250,000	-	250,000	1,000,000	-	2,613,563
Federal Signal Corp.	2,069,375	1,730,625	500,348	3,299,652	545,889	(4,558,821)
FirstCity Financial Corp.	785,000	-	-	785,000	-	-
Flanders Corp.	1,501,663	980,000	-	2,481,663	-	-
Force Protection, Inc.	5,000,000	-	-	5,000,000	-	-
Hampshire Group, Ltd.	519,000	81,000	-	600,000	-	-
Hawthorn Bancshares, Inc.	120,889	106,212	1	227,100	35,286	(23)
HF Financial Corp.	325,000	25,000	-	350,000	112,500	-
Hooper Holmes, Inc.	6,500,000	-	-	6,500,000	-	-
Hudson Highland Group, Inc.	1,500,000	300,000	-	1,800,000	-	-
Intersections, Inc.	1,500,000	-	-	1,500,000	-	-
Inventure Foods, Inc. (b)	1,900,622	-	-	1,900,622	-	-
Lakeland Industries, Inc.	510,000	6,500	-	516,500	-	-
Lantronix, Inc.	960,309	17,248	-	977,557	-	-
LECG Corp.	2,060,000	539,000	16,486	2,582,514	-	(208,108)
Magnetek, Inc.	3,000,000	-	-	3,000,000	-	-
MFRI, Inc.	576,000	-	-	576,000	-	-
National Dentex Corp.	524,682	-	524,682	-	-	412,564
North Valley Bancorp	-	3,166,666	-	3,166,666	-	-
Northwest Pipe Co.	-	500,000	-	500,000	-	-
O.I. Corp.	245,900	-	245,900	-	36,885	1,718,640
Oil-Dri Corp. of America	562,500	-	325,210	237,290	210,711	5,117,699
Osteotech, Inc.	1,502,326	-	1,502,326	-	-	2,125,165
PDI, Inc.	1,096,323	-	-	1,096,323	-	-
Perma-Fix Environmental Services, Inc.	3,237,000	763,000	-	4,000,000	-	-
Portec Rail Products, Inc.	700,000	-	700,000	-	-	1,239,582
RCM Technologies, Inc.	1,000,000	-	-	1,000,000	-	-
Richardson Electronics, Ltd.	1,400,000	-	488,769	911,231	65,097	1,375,911
SearchMedia Holdings, Ltd.	750,000	850,000	-	1,600,000	-	-
SRI/Surgical Express, Inc.	560,000	-	-	560,000	-	-
STAAR Surgical Co.	3,100,000	-	213,477	2,886,523	-	(33,043)
StarTek, Inc.	894,500	5,500	-	900,000	-	-
Supreme Industries, Inc.	1,035,000	115,000	-	1,150,000	-	-
TBS International PLC, (Class A)	400,000	600,000	-	1,000,000	-	-
TechTeam Global, Inc.	1,042,600	-	-	1,042,600	-	-
Tier Technologies, Inc.	950,000	-	-	950,000	-	-
Tongxin International, Ltd.	900,000	100,000	-	1,000,000	-	-
TRC Cos., Inc.	1,750,000	-	6,300	1,743,700	-	(49,924)
Trinity Biotech PLC (ADR)	1,400,000	-	-	1,400,000	-	-
U.S. Silver Corp. (CAD)	18,960,000	1,980,000	-	20,940,000	-	-
U.S. Silver Corp. (Warrants) (CAD)	1,980,000	-	(1,980,000)	-	-	(3,309)
Westell Technologies, Inc.	4,800,000	-	-	4,800,000	-	-
Wireless Ronin Technologies, Inc.	1,380,000	-	59,000	1,321,000	-	(463,596)
ZBB Energy Corp.	1,041,667	-	(1,041,667)	-	-	8,145
ZBB Energy Corp. (Warrants)	208,333	-	(208,333)	-	-	21
					$1,322,368	$6,155,609
(a) Stock split on March 1, 2010.
(b) Formerly Poore Brothers, Inc.

 Heartland Value Plus Fund
 For the Nine Months Ended September 30, 2010 (Unaudited)

	SHARE BALANCE			SHARE BALANCE		REALIZED GAINS
SECURITY NAME	AT JANUARY 1, 2010	PURCHASES	SALES	AT SEPTEMBER 30, 2010	DIVIDENDS	(LOSSES)
American Vanguard Corp.	1,500,000	450,000	-	1,950,000	$57,000	$-
Asset Acceptance Corp.	1,650,000	550,000	-	2,200,000	-	-
Berkshire Hills Bancorp, Inc.	475,000	425,000	-	900,000	394,096	-
CDI Corp.	700,000	575,000	-	1,275,000	364,000	-
Centerstate Banks, Inc.	-	1,525,000	-	1,525,000	26,558	-
Freightcar America, Inc.	700,000	100,000	28,000	772,000	42,000	(462,719)
Park Electrochemical Corp.	850,000	300,000	25,000	1,125,000	285,000	(125,120)
					$1,168,654	$(587,839)

Item 2. Controls and Procedures.

(a)
Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heartland Group, Inc.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date  November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date November 24, 2010

By (Signature and Title)	/s/ Katherine M. Jaworski
Katherine M. Jaworski, Treasurer and Principal Accounting Officer

Date November 24, 2010